INTANGIBLE ASSETS (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Finite-Lived Intangible Assets [Line Items]
License	$ 651,992	$ 651,992	$ 651,992
Patents	2,626,365	2,422,409	2,117,505
Total intangibles	3,278,357	3,074,401	2,769,497
Accumulated amortization	(778,566)	(660,646)	(512,645)
Intangible Assets	$ 2,499,791	$ 2,413,755	$ 2,256,852